Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Sales	$ 1,335,121	$ 1,643,939	$ 1,650,034
Raw materials	(769,357)	(855,822)	(907,937)
Energy consumption for production	(164,174)	(171,308)	28,651
Other operating income	82,835	84,378	100,992
Staff costs	(270,649)	(279,864)	(305,859)
Other operating expense	(245,899)	(265,182)	(270,090)
Depreciation and amortization charges	(84,951)	(75,463)	(73,532)
Impairment loss (gain)	(17,488)	(43,052)	(25,290)
Other (loss) gain	1,105	555	(29)
Operating profit	(133,457)	38,181	196,940
Sales to third parties
Profit (loss) [abstract]
Sales	1,335,121	1,643,939	1,650,034
Operating segments | North America Silicon Metal
Profit (loss) [abstract]
Sales	284,395	386,429	505,472
Raw materials	(147,940)	(196,522)	(240,482)
Energy consumption for production	(60,067)	(71,025)	(72,680)
Other operating income	9,148	10,987	6,605
Staff costs	(58,049)	(57,992)	(67,160)
Other operating expense	(33,706)	(34,497)	(44,304)
Depreciation and amortization charges	(33,200)	(25,632)	(32,313)
Impairment loss (gain)	(11,259)	(17,962)	(21,008)
Other (loss) gain	(281)	(892)	(71)
Operating profit	(50,959)	(7,106)	34,059
Operating segments | North America Silicon Metal | Sales to third parties
Profit (loss) [abstract]
Sales	284,272	365,429	465,647
Operating segments | North America Silicon Metal | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	123	21,000	39,825
Operating segments | North America Silicon Alloys
Profit (loss) [abstract]
Sales	265,833	279,806	283,180
Raw materials	(111,876)	(134,153)	(137,307)
Energy consumption for production	(33,948)	(29,051)	(27,886)
Other operating income	701	134	3,896
Staff costs	(43,747)	(43,342)	(37,744)
Other operating expense	(32,438)	(29,340)	(26,840)
Depreciation and amortization charges	(16,730)	(17,209)	(15,183)
Other (loss) gain	(296)	(43)	(115)
Operating profit	27,499	26,802	42,001
Operating segments | North America Silicon Alloys | Sales to third parties
Profit (loss) [abstract]
Sales	265,248	240,352	251,936
Operating segments | North America Silicon Alloys | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	585	39,454	31,244
Operating segments | Europe Manganese
Profit (loss) [abstract]
Sales	363,929	367,498	277,508
Raw materials	(242,845)	(230,727)	(226,463)
Energy consumption for production	(37,372)	(21,924)	42,624
Other operating income	29,934	24,902	36,628
Staff costs	(33,649)	(31,355)	(28,326)
Other operating expense	(91,745)	(77,607)	(69,897)
Depreciation and amortization charges	(4,637)	(6,550)	(7,835)
Impairment loss (gain)	(7,691)	(2,629)	(1,571)
Other (loss) gain			1
Operating profit	(24,076)	21,608	22,669
Operating segments | Europe Manganese | Sales to third parties
Profit (loss) [abstract]
Sales	350,547	350,646	274,223
Operating segments | Europe Manganese | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	13,382	16,852	3,285
Operating segments | Europe Silicon Metals
Profit (loss) [abstract]
Sales	220,946	393,278	307,230
Raw materials	(133,868)	(210,391)	(206,727)
Energy consumption for production	1,793	4,373	103,423
Other operating income	37,671	46,241	40,321
Staff costs	(61,850)	(71,647)	(79,114)
Other operating expense	(61,055)	(84,209)	(71,632)
Depreciation and amortization charges	(13,297)	(11,458)	(6,325)
Other (loss) gain	8	155	79
Operating profit	(9,652)	66,342	87,255
Operating segments | Europe Silicon Metals | Sales to third parties
Profit (loss) [abstract]
Sales	210,037	374,373	297,206
Operating segments | Europe Silicon Metals | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	10,909	18,905	10,024
Operating segments | Europe Silicon Alloys
Profit (loss) [abstract]
Sales	149,516	181,702	216,465
Raw materials	(127,870)	(147,642)	(160,780)
Energy consumption for production	(7,674)	7,699	52,371
Other operating income	8,048	5,967	21,149
Staff costs	(27,931)	(23,613)	(42,069)
Other operating expense	(24,139)	(24,284)	(44,132)
Depreciation and amortization charges	(5,672)	(3,692)	(3,005)
Impairment loss (gain)	1,834	(3,646)	(3,619)
Other (loss) gain	12	68	47
Operating profit	(33,876)	(7,441)	36,427
Operating segments | Europe Silicon Alloys | Sales to third parties
Profit (loss) [abstract]
Sales	144,965	172,148	209,627
Operating segments | Europe Silicon Alloys | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	4,551	9,554	6,838
Operating segments | South Africa Silicon Metals
Profit (loss) [abstract]
Sales	7,844	67,944	50,071
Raw materials	(11,919)	(37,452)	(16,401)
Energy consumption for production	(1,441)	(22,786)	(27,602)
Other operating income	13	65	594
Staff costs	(1,938)	(6,270)	(5,007)
Other operating expense	(1,821)	(7,502)	(11,223)
Depreciation and amortization charges	(54)	(2,863)	(1,840)
Impairment loss (gain)	(372)	(12,953)	478
Other (loss) gain	162
Operating profit	(9,526)	(21,817)	(10,930)
Operating segments | South Africa Silicon Metals | Sales to third parties
Profit (loss) [abstract]
Sales	5,417	51,856	45,320
Operating segments | South Africa Silicon Metals | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	2,427	16,088	4,751
Operating segments | South Africa Silicon Alloys
Profit (loss) [abstract]
Sales	79,524	91,021	109,684
Raw materials	(45,512)	(41,599)	(45,491)
Energy consumption for production	(22,759)	(34,820)	(36,710)
Other operating income	98	83	(142)
Staff costs	(11,213)	(9,978)	(10,412)
Other operating expense	(3,470)	(5,394)	(10,718)
Depreciation and amortization charges	(4,995)	(4,622)	(4,056)
Other (loss) gain	1,401	(6)
Operating profit	(6,926)	(5,315)	2,155
Operating segments | South Africa Silicon Alloys | Sales to third parties
Profit (loss) [abstract]
Sales	62,576	71,581	68,813
Operating segments | South Africa Silicon Alloys | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	16,948	19,440	40,871
Operating segments | Other segments
Profit (loss) [abstract]
Sales	30,148	43,001	54,921
Raw materials	(14,601)	(25,133)	(30,391)
Energy consumption for production	(2,706)	(3,774)	(4,889)
Other operating income	41,711	44,978	50,655
Staff costs	(32,272)	(35,667)	(36,027)
Other operating expense	(41,954)	(50,271)	(48,309)
Depreciation and amortization charges	(6,366)	(3,437)	(2,975)
Impairment loss (gain)		(5,862)	430
Other (loss) gain	99	1,273	30
Operating profit	(25,941)	(34,892)	(16,555)
Operating segments | Other segments | Sales to third parties
Profit (loss) [abstract]
Sales	12,059	17,554	37,262
Operating segments | Other segments | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	18,089	25,447	17,659
Adjustments/Eliminations
Profit (loss) [abstract]
Sales	(67,014)	(166,740)	(154,497)
Raw materials	67,074	167,797	156,105
Other operating income	(44,489)	(48,979)	(58,714)
Other Operating Expense Adjustment	44,429	47,922	56,965
Operating profit			(141)
Adjustments/Eliminations | Intercompany Sales [member]
Profit (loss) [abstract]
Sales	$ (67,014)	$ (166,740)	$ (154,497)